Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

3.     Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The functional and reporting currency of the Company is the Canadian dollar.

Transition from Canadian GAAP to U.S. GAAP

Adoption of U.S. GAAP resulted in a cumulative adjustment to increase retained earnings at January 1, 2011 by $112,458 with a corresponding decrease to contributed surplus for the same amount. Please refer to “Stock-Based Compensation” below and Note 8. Stock Options.

Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses for the reporting period. Management’s judgments and estimates in these areas are based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. These estimates and assumptions are affected by management’s application of accounting policies. Significant reporting areas impacted by management’s judgments and estimates are the carrying value of oil and gas property interests, estimates of accrued liabilities, accounting for stock-based compensation and the valuation of equity instruments. On an on-going basis, the Company evaluates its estimates. Actual results and outcomes may differ materially from the estimates as additional information becomes known.

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation adopted in the current fiscal year.

Foreign currency translation

The Company’s functional currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at exchange rates in effect at the balance sheet date. Other non-monetary assets and liabilities are translated at historic rates. Revenues, expenses, and cash flows in foreign currencies are translated into Canadian dollars at the exchange rate in effect on the date of the transaction. Gains and losses arising from translation are reported in foreign exchange in the computation of net loss.

Full Cost Method of Accounting for Oil and Gas Property Interests

The Company has elected to utilize the full cost method of accounting for its petroleum and natural gas interests, whereby all costs of exploration for and development of petroleum and natural gas reserves are capitalized. These costs include leasehold acquisition costs, geological and geophysical expenses, drilling costs of successful as well as unsuccessful wells and overhead charges related directly to exploration and development activities.

If the interests are sold, the proceeds of the interests will be applied against capitalized costs unless such a sale significantly impacts the rate of depletion.

The Company defers expenditures related to the acquisition, exploration and development of its exploration properties. If an exploration property is abandoned, continued exploration is not planned in the foreseeable future, or when other events and circumstances indicate that the carrying amount may not be recovered, the accumulated costs and expenditures are written down. Deferred expenditures relating to exploration projects represent costs to be charged to operations in the future and do not necessarily reflect the present or future values of the particular projects.

All capitalized costs of oil and gas property interests, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not yet obtained reserve reports because it is still in the exploration stage. As of December 31, 2011, no amortization of capitalized costs of oil and gas properties was recorded.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. As of December 31, 2011, the Company has abandoned all of its oil and gas property interests and written down the carrying value of these assets to $0 at December 31, 2011. See Note 6. Oil and Gas Property Interests.

Full Cost Ceiling Test

At the end of each reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As of December 31, 2011, the Company has abandoned all of its oil and gas property interests and written down the carrying value of these assets to $0 at December 31, 2011. See Note 6. Oil and Gas Property Interests.

Asset Retirement Obligation (“ARO”)

The Company recognizes an estimate of the liability associated with an ARO in the financial statements at the time the liability can be reasonably estimated. The estimated fair value of the ARO is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment and site restoration on its oil and gas properties. The capitalized amount is depleted on a unit-of-production basis based upon proven oil and gas reserves. The asset retirement liability is increased each reporting period due to the passage of time and is accreted to operating expense over the useful life of the related asset. The ARO can also increase or decrease due to changes in the estimates of timing of cash flows or changes in the original estimated undiscounted cost. Actual costs incurred upon settlement of the ARO are charged against the ARO to the extent of the liability recorded. As of December 31, 2011, the Company does not have an ARO.

Fair Value of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 5. Fair Value Measurements for further discussion on fair value of financial instruments.

Stock-Based Compensation

The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes, representing the impact resulting from the difference in the fair value of stock-based compensation awards and the amortization of the fair value through earnings. Under U.S. GAAP, stock options granted to certain non-employee directors and officers are treated as if the stock options were granted to employees, for accounting purposes only, whereby the fair value of the options are measured on the grant date and the resulting fair value amortized into earning over the requisite service period. Under Canadian GAAP, the same options are considered granted to non-employees, for accounting purposes, whereby the fair value of the options are re-valued each reporting period.

Adoption of U.S. GAAP resulted in a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $112,458 with a corresponding decrease to contributed surplus for the same amount. Please refer to Note 8. Stock Options for the impact on the financial statements, by fiscal year end, for the change from one generally accepted accounting standard to another generally accepted accounting standard.

The Company measures all stock-based compensation awards using a fair value based method on the date of grant and recognizes the amortization of the fair value in its statements of operations over the requisite service period with the offsetting credit to contributed surplus. If and when the stock options are exercised, the applicable amounts from contributed surplus are transferred to capital stock. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share for further discussion.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return.  Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 11. Income Taxes for further discussion.

Segment Reporting

The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its financial statements.